PROPERTY, PLANT AND EQUIPMENT - Schedule of Net Book Value (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 12,572	$ 14,151
Additions, net of disposals		1,353	1,058
Acquisitions through business combinations		90
Non-cash (disposals) additions		68	(230)
Depreciation expense		(536)	(650)
Assets reclassified as held for sale			(1,775)
Fair value adjustments		198	119
Net foreign currency exchange differences		453	(101)
Ending balance		14,198	12,572
Property, plant and equipment	$ 1,100
Property, plant and equipment additions	$ 800
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		12,297	13,438
Additions, net of disposals		1,342	1,035
Acquisitions through business combinations		90
Non-cash (disposals) additions		47	(224)
Depreciation expense		0	0
Assets reclassified as held for sale			(1,866)
Fair value adjustments		0	0
Net foreign currency exchange differences		390	(86)
Ending balance		14,166	12,297
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,515)	(990)
Additions, net of disposals		11	23
Acquisitions through business combinations		0
Non-cash (disposals) additions		21	(6)
Depreciation expense		(536)	(650)
Assets reclassified as held for sale			91
Fair value adjustments		0	0
Net foreign currency exchange differences		(77)	17
Ending balance		(2,096)	(1,515)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,790	1,703
Additions, net of disposals		0	0
Acquisitions through business combinations		0
Non-cash (disposals) additions		0	0
Depreciation expense		0	0
Assets reclassified as held for sale			0
Fair value adjustments		198	119
Net foreign currency exchange differences		140	(32)
Ending balance		$ 2,128	$ 1,790